Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Disaggregation of Revenue from Contracts with Customers
	Year ended December 31	Ten months ended December 31	Year ended February 28
	2019	2018	2018
Cannabis revenue
Provincial boards	13,386	—	—
Medical	24	—	—
Licensed producers	53,517	—	—
Cannabis revenue	66,927	—	—
Ornamental flower revenue	12,298	—	—
Gross revenue	79,225	—	—
(1)	The Company had four major customers each with revenue in excess of 10% of total cannabis revenue. Sales to major customers totaled $40.7 million for the year ended December 31, 2019 (2018 - $nil).
(2)	Cannabis revenue recognized during the year ended December 31, 2019 is attributed to Canada and Ornamental flower revenue for the year ended December 31, 2019 is attributed to the United Kingdom.

Summary of Receivables from Contracts with Customers

The Company has recognized the following receivables from contracts with customers:

	December 31, 2019	December 31, 2018	February 28, 2018
Receivables, included in 'trade receivables' (note 7)	24,684	209	—